Annual Fund Operating Expenses (Invesco Mid Cap Basic Value Fund)	12 Months Ended
May 02, 2011
Class A, Invesco Mid Cap Basic Value Fund
Annual Fund Operating Expenses
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.41%
Class B, Invesco Mid Cap Basic Value Fund
Annual Fund Operating Expenses
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	2.16%
Class C, Invesco Mid Cap Basic Value Fund
Annual Fund Operating Expenses
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	2.16%
Class R, Invesco Mid Cap Basic Value Fund
Annual Fund Operating Expenses
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.66%
Class Y, Invesco Mid Cap Basic Value Fund
Annual Fund Operating Expenses
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.16%